INTANGIBLES	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
INTANGIBLES	INTANGIBLES

	Goodwill	Fund administration contracts	Fund management contracts finite life	Fund management contracts indefinite life	Other intangibles	Total
	$	$	$	$	$	$
Cost
Balance, December 31, 2018	1,521,105	44,500	50,157	1,779,957	56,116	3,451,835
Acquired	11,670	5,000	—	—	16,300	32,970
Additions	—	—	—	—	4,425	4,425
Retired	—	—	—	—	(12,664)	(12,664)
Translation	(1,502)	—	—	—	—	(1,502)
Balance, December 31, 2019	1,531,273	49,500	50,157	1,779,957	64,177	3,475,064
Acquired	529,320	392,904	—	1,753	1,006	924,983
Additions	—	—	—	—	17,132	17,132
Translation	(6,921)	(10,439)	(112)	(2,809)	(29)	(20,310)
Balance, December 31, 2020	2,053,672	431,965	50,045	1,778,901	82,286	4,396,869

Accumulated amortization
Balance, December 31, 2018	—	23,254	29,374	—	28,866	81,494
Acquired	—	—	—	—	(1,826)	(1,826)
Amortization	—	2,467	2,022	—	6,823	11,312
Retired	—	—	—	—	(4,398)	(4,398)
Balance, December 31, 2019	—	25,721	31,396	—	29,465	86,582
Acquired	—	—	—		166	166
Amortization	—	9,325	2,037	—	7,955	19,317
Translation	—	(210)	20	—	(4)	(194)
Balance, December 31, 2020	—	34,836	33,453	—	37,582	105,871

Carrying amounts
At December 31, 2018	1,521,105	21,246	20,783	1,779,957	27,250	3,370,341
At December 31, 2019	1,531,273	23,779	18,761	1,779,957	34,712	3,388,482
At December 31, 2020	2,053,672	397,129	16,592	1,778,901	44,704	4,290,998
Remaining term	N/A	7.9 – 12.0 yrs	6.3 – 12.9 yrs	N/A	0.1 – 8.8 yrs
CI has two groups of cash-generating units [“CGUs”] for the purpose of assessing the carrying amount of the allocated goodwill being the asset management and wealth management operating segments as described in Note 17. Goodwill of $1,311,873 is allocated to the asset management segment and $741,799 is allocated to the wealth management segment as at December 31, 2020 [2019 – $1,309,008 and $222,265, respectively]. Within the asset management segment, CI has indefinite life fund management contracts of $1,778,901 as at December 31, 2020 [2019 – $1,779,957].
The recoverable amounts of the CGUs are based on a fair value less cost to sell calculation. The fair value was determined using the discounted cash flow method, based on estimated future cash flows over a 10-year period with a terminal value for the period thereafter. CI uses a 10-year period to reflect the expected growth strategies for the various contracts acquired in addition to the fact that it may take several years to fully integrate operations and benefit from synergies. The key assumptions used in the forecast calculation include assumptions on market appreciation, net sales of funds and operating margins. Market appreciation rates are determined using historical inflation-adjusted index returns adjusted for CI’s average management fee. Net sales are determined based on the historical 3-year average as well as management’s forecasts for future sales. Inputs to the operating margin include estimates for management and trailer fees using current average fee rates and historical rates for selling, general and administrative costs that are applied to forecast average assets under management over the 10-year period. The terminal value has been calculated assuming a long-term growth rate of 2% per annum in perpetuity based on a long-term real GDP growth rate as at December 31, 2020 and 2019. A discount rate of 10.10% – 14.94% per annum has been applied to the recoverable amount calculation as at December 31, 2020 [2019 – 11.38% – 13.88%].
The calculation of the recoverable amount exceeds the carrying amount of goodwill and indefinite life fund management contracts as at December 31, 2020 and 2019.